Subsequent Events (Details)	12 Months Ended
Dec. 31, 2020 USD ($)
Payment Two [Member]
Subsequent Events (Details) - Schedule of agrees to pay UMB minimum royalty payments [Line Items]
Payment
Year	Year of First Commercial Sale
Payment Three [Member]
Subsequent Events (Details) - Schedule of agrees to pay UMB minimum royalty payments [Line Items]
Payment	$ 25,000
Year	First calendar year following the First Commercial Sale
Payment Four [Member]
Subsequent Events (Details) - Schedule of agrees to pay UMB minimum royalty payments [Line Items]
Payment	$ 25,000
Year	Second calendar year following the First Commercial Sale
Payment Five [Member]
Subsequent Events (Details) - Schedule of agrees to pay UMB minimum royalty payments [Line Items]
Payment	$ 100,000
Year	Third calendar year following the First Commercial Sale
Payment One [Member]
Subsequent Events (Details) - Schedule of agrees to pay UMB minimum royalty payments [Line Items]
Payment
Year	Prior to First Commercial Sale